Derivatives - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 28, 2012	Dec. 31, 2012	Dec. 31, 2011 Derivative
Derivative [Line Items]
Number of derivative contracts			4
Interest rate swap expiry date		Oct. 31, 2015
Accumulated other comprehensive income associated with de-designated portion of the interest rate swap was reclassified into interest expense	$ 2.8
Derivative instruments estimated amount of net losses that would be reclassified to earnings during the next twelve months		18.5
Bora Term Loan
Derivative [Line Items]
Fixed interest rate swap rates			1.83%
Interest rate swap notional amounts		350.0
Scirocco Term Loan
Derivative [Line Items]
Fixed interest rate swap rates			1.87%
Interest rate swap notional amounts		316.7
Mistral Term Loan
Derivative [Line Items]
Fixed interest rate swap rates			1.60%
Interest rate swap notional amounts		331.3
Santa Ana Term Loan
Derivative [Line Items]
Fixed interest rate swap rates			2.39%
Interest rate swap notional amounts		$ 387.5